Related Party Balances And Transactions - Additional Information (Detail) - Shanghai Chejia [Member]	1 Months Ended
Sep. 30, 2018 CNY (¥)
Related Party Transaction [Line Items]
Acquired equity interest percentage	50.00%
Purchase consideration	¥ 206,000,000